Subordinated Debentures-Schedule of Net of Holdings in Debentures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate	4.65%
Carrying value	$ 5,698	$ 5,935
October 2024 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	October 2024
Interest rate	3.036%
Description of Term	Redeemable on or after October 18, 2017. After October 18, 2019, interest will be payable at an annual rate equal to the 90-daybankers' acceptance rate plus 1.14%.
Carrying value	$ 1,740	1,756
June 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	June 2025
Interest rate	8.90%
Description of Term	Redeemable at any time.
Carrying value	$ 259	260
December 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 2025
Interest rate	3.367%
Description of Term	Redeemable on or after December 8, 2020. After December 8, 2020, interest will be payable at an annual rate equal to the 90 day bankers' acceptance rate plus 2.19%.
Carrying value	$ 729	737
December 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 2025
Interest rate	4.50%
Description of Term	US$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year.
Carrying value	$ 1,645	1,613
March 2027 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	March 2027
Interest rate	2.58%
Description of Term	Redeemable on or after March 30, 2022. After March 30, 2022, interest will be payable at an annual rate equal to the 90-daybankers' acceptance rate plus 1.19%.
Carrying value	$ 1,195	1,219
November 2037 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	November 2037
Interest rate	3.015%
Description of Term	JPY 10 billion. Redeemed on November 20, 2017.
Carrying value		113
April 2038 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	April 2038
Interest rate	3.37%
Description of Term	JPY 10 billion. Redeemed on April 9, 2018.
Carrying value		110
August 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	August 2085
Description of Term	US$99 million bearing interest at a floating rate of the offered rate for six-month Eurodollar deposits plus 0.125%. Redeemable on any interest payment date.
Carrying value	$ 130	$ 127